Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 16, 2011
All Asset Allocation Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	550
10 Years	rr_ExpenseExampleYear10	1,248
All Asset Allocation Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(11.15%)
Annual Return 2002	rr_AnnualReturn2002	(21.20%)
Annual Return 2003	rr_AnnualReturn2003	20.91%
Annual Return 2004	rr_AnnualReturn2004	8.57%
Annual Return 2005	rr_AnnualReturn2005	5.15%
Annual Return 2006	rr_AnnualReturn2006	10.17%
Annual Return 2007	rr_AnnualReturn2007	4.52%
Annual Return 2008	rr_AnnualReturn2008	(30.37%)
Annual Return 2009	rr_AnnualReturn2009	26.22%
Annual Return 2010	rr_AnnualReturn2010	15.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.47%)
One Year	rr_AverageAnnualReturnYear01	15.20%
Five Years	rr_AverageAnnualReturnYear05	3.12%
Ten Years	rr_AverageAnnualReturnYear10	1.20%
All Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	All Asset Allocation Portfolio – Class K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 27% of the average value of the Portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeemable of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing in other mutual funds (the "Underlying Portfolios") managed by AXA Equitable Funds Management Group, LLC ("FMG LLC" or "Manager") and exchange traded securities of other investment companies or investment vehicles ("Underlying ETFs"). The Manager, under the oversight of the Trust's Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio's assets that will be invested in equity, or fixed income investments or alternative investments (referred to herein as "asset classes") as represented by the holdings of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio's current asset allocation target is to invest approximately 63% of its assets in equity investments, 25% in fixed income investments and 12% of its assets in alternative investments (e.g., ETFs that invest in commodities and other instruments that derive their value from natural resources, the EQ/GAMCO Mergers and Acquisitions Portfolio) through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Manager and the Trust's Board of Trustees without shareholder approval.

Subject to the asset allocation target set forth above, the Manager also has established target investment percentages for each asset category in which the Portfolio invests. As used in this Prospectus, the term "asset category" refers to specific types of securities or other instruments within each asset class (e.g., large cap equity securities, small/mid cap equity securities, domestic REITs, international/emerging markets securities, investment grade bonds and high yield bonds (also known as "junk bonds")). Each target investment percentage is an approximate percentage of the Portfolio's assets that is invested in a particular asset category through investments in Underlying Portfolios or Underlying ETFs whose individual holdings fall within such asset category. Under the Portfolio's current target investment percentages, it generally will invest its assets in a combination of Underlying Portfolios or Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the table below. The Manager may change these targets from time to time. Actual allocations can deviate from the amounts shown below by up to 15% for each asset class and asset category. The investment grade and high yield bond categories may include both U.S. and foreign issuers.

Asset Class
Range of Equity	63%
Large Cap Equity Securities	20%
Small/Mid Cap Equity Securities	18%
REITs	5%
International/Emerging Markets Securities	20%
Range Alternative Investments	12%
Range of Fixed Income	25%
Investment Grade Bonds	23%
High Yield Bonds	2%

The Manager selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio's assets. The Manager may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, appropriate for the Portfolio's investment objective. The Manager may sell the Portfolio's holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

Risk [Heading]	rr_RiskHeading	THE PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

•

Risks of Investing in Underlying Portfolios: A Portfolio that invests in Underlying Portfolios will indirectly bear fees and expenses charged by the Underlying Portfolios, in addition to the Portfolio's direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio's net asset value is subject to fluctuations in the net asset value of each Underlying Portfolio. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios invest. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The Underlying Portfolios may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying Portfolio at a time that is unfavorable to the Portfolio.

•

Exchange Traded Funds Risk: When a Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETF, in addition to the advisory and other fees paid directly by the Portfolio. A Portfolio's investment in an ETF involves other considerations. For example, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF's net asset value. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. There is also the risk that an ETF's performance may not match that of the relevant index. In addition, it is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Portfolio's investment in the ETF could be substantially and adversely affected.

•

Commodity Price Volatility Risk: Because the value of the shares of an Underlying ETF that is based on a particular commodity depends on the price of that commodity, the value of those shares is subject to fluctuations similar to those affecting the commodity.

•

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company's financial condition as well as general market, economic and political conditions.

•

Affiliated Portfolio Risk: In managing a Portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio's assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•

Credit Risk: The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

•

Interest Rate Risk: The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio's debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

•

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB and higher by S&P or Fitch or Baa and higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•

Junk Bonds and Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody's) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. "Junk bonds" are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

•

Real Estate Investing Risk: Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills, and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2010 compare to the returns of broad-based market indexes. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations prior to the date of this Prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class IA Shares, which would have annual returns identical to those of the Class K Shares because the Class IA Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

For periods prior to the date Class IA Shares commenced operations (October 29, 2009), the performance information shown below is the performance of Class IB Shares, which reflects the effect of 12b-1 fees paid by Class IB Shares. Class IA and Class K Shares do not pay 12b-1 fees.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2010 compare to the returns of broad-based market indexes.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter (% and time period)	Worst quarter (% and time period)
15.31% (2009 2nd Quarter)	–16.47% (2008 4th Quarter)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus

The Class K Shares have not commenced operations prior to the date of this Prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class IA Shares, which would have annual returns identical to those of the Class K Shares because the Class IA Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

For periods prior to the date Class IA Shares commenced operations (October 29, 2009), the performance information shown below is the performance of Class IB Shares, which reflects the effect of 12b-1 fees paid by Class IB Shares. Class IA and Class K Shares do not pay 12b-1 fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
All Asset Allocation Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
All Asset Allocation Portfolio | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the portfolio through August 31, 2012 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.10% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after August 31, 2012.